Regulatory Matters and Capital Adequacy (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Regulatory Matters And Capital Adequacy [Abstract]
Well-capitalized ratios	10.00%	10.00%
Minimum capital ratios	8.00%	8.00%
Leverage capital required, Well-capitalized ratios	5.00%	5.00%
Leverage capital required, Minimum capital ratios	4.00%	4.00%
Risk-based capital required, Well-capitalized ratios	6.00%	6.00%
Risk-based capital required, Minimum capital ratios	5.50%	5.50%
Common Equity Tier 1 required, Minimum capital ratio	4.00%
Parent Company [Member]
Regulatory capital ratios
Tier 1 capital	18,176	16,174
Total capital	20,801	18,585
Tier 1 capital ratio	13.60%	12.50%
Total capital ratio	15.60%	14.40%
Tier 1 leverage ratio	11.80%	10.90%
CET1 capital	17,525
CET1 capital ratio	13.10%
American Express Centurion Bank [Member]
Regulatory capital ratios
Tier 1 capital	6,174	6,366
Total capital	6,584	6,765
Tier 1 capital ratio	18.80%	19.90%
Total capital ratio	20.10%	21.20%
Tier 1 leverage ratio	18.70%	19.00%
CET1 capital	6,174
CET1 capital ratio	18.80%
American Express Bank, FSB [Member]
Regulatory capital ratios
Tier 1 capital	6,722	6,744
Total capital	7,604	7,662
Tier 1 capital ratio	14.20%	15.60%
Total capital ratio	16.00%	17.70%
Tier 1 leverage ratio	15.10%	17.50%
CET1 capital	6,722
CET1 capital ratio	14.20%